Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 576,345,000.00
Total Fee Amount	79,593.24
Total Offset Amount	0.00
Net Fee	$ 79,593.24
Offering Table N/A
Offset Table N/A	N/A